Financial Risk Management - Market Risk - Impact on Net Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity price risk
Financial Risk Management.
Financial asset investments	$ 21,015.2	$ 16,855.0
Equity price risk | Minimum
Financial Risk Management.
Sensitivity analysis, variation percentage	10.00%	10.00%
Equity price risk | Maximum
Financial Risk Management.
Sensitivity analysis, variation percentage	20.00%	20.00%
Equity price risk | 20% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 16,033.0	$ 12,355.7
Hypothetical $ change in net earnings	$ 2,121.0	$ 1,648.7
Hypothetical % change in fair value	19.20%	19.40%
Equity price risk | 10% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 14,722.2	$ 11,344.2
Hypothetical $ change in net earnings	$ 1,046.6	$ 817.5
Hypothetical % change in fair value	9.50%	9.60%
Equity price risk | No change
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 13,445.8	$ 10,349.4
Equity price risk | 10% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	12,206.0	9,378.4
Hypothetical $ change in net earnings	$ (1,017.5)	$ (798.2)
Hypothetical % change in fair value	(9.20%)	(9.40%)
Equity price risk | 20% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 11,011.6	$ 8,431.8
Hypothetical $ change in net earnings	$ (1,998.4)	$ (1,576.4)
Hypothetical % change in fair value	(18.10%)	(18.50%)
Equity price risk | Ten largest issuers
Financial Risk Management.
Financial asset investments	$ 9,149.9	$ 7,418.2
Risk exposure percentage	12.20%	11.00%
Equity price risk | Largest single issuer of corporate bonds | Eurobank
Financial Risk Management.
Financial asset investments	$ 2,728.2	$ 2,374.8
Risk exposure percentage	3.60%	3.50%
Interest rate risk
Financial Risk Management.
Sensitivity analysis, variation percentage	1.00%
Incremental change in interest rate on investments	2.00%